UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017—May 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard Massachusetts Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	39
Trustees Approve Advisory Arrangement.	41
Glossary.	43

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard Massachusetts Tax-Exempt Fund returned 0.47%, which was nearly identical to the 0.48% return of its benchmark index.
The fund’s return surpassed the –0.26% average return of peer funds.

• Although their fundamentals remained solid, municipal bonds went through a bumpy patch early in the period as federal tax legislation passed in December affected both supply and demand. Municipal bond prices finished the period down across the maturity spectrum, particularly among longer-dated securities.

• The fund benefited from its tilt toward lower-quality investment-grade bonds, which significantly outperformed their higher-quality counterparts.

• By sector, the fund’s exposure to general obligation state bonds added the most relative value and offset its relatively weak holdings in university revenue bonds.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Return	Return	Returns
Vanguard Massachusetts Tax-Exempt Fund	2.77%	5.12%	1.49%	-1.02%	0.47%
Bloomberg Barclays MA Municipal Bond Index					0.48
Massachusetts Municipal Debt Funds Average					-0.26
Massachusetts Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The calculation of taxable-equivalent yield is based on the 2018 maximum federal tax rate of 40.8% (which combines 37.0%, the highest federal marginal tax bracket effective for 2018, and the 3.8% Medicare tax on investment income) and the maximum income tax rate for the state. Local taxes were not considered. This calculation also assumes that investors do not itemize deductions, including state taxes, on their federal return. Please see the prospectus dated March 28, 2018, for a detailed explanation of the methodology used in the calculation.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Massachusetts Tax-Exempt Fund	0.15%	1.00%

The fund expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the fund’s annualized expense ratio was 0.14%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Massachusetts Municipal Debt Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard Massachusetts Tax-Exempt Fund returned 0.47%. The fund nearly equaled its benchmark, the Bloomberg Barclays Massachusetts Municipal Bond Index, which returned 0.48%, and surpassed its peer group, which had an average return of –0.26%.

The fund’s capital return of –1.02% was more than offset by a 1.49% return in interest income. Because bond yields and prices move in opposite directions, its 30-day SEC yield rose to 2.77% from 2.28% six months earlier (and from 2.34% 12 months earlier).

The fund is permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). However, as of the end of the period, it did not own any such bonds.

The investment environment

The U.S. economy continued to expand robustly amid solid business investment and consumer spending. The unemployment rate remained low, dropping to 3.9% in April. Global growth continued to provide a boost. The Federal Reserve raised the federal funds target rate by a quarter-percentage point in December under then-Chair Janet Yellen and again in March under her successor, Jerome Powell. (In June, after the close of the period under review, the Fed again raised rates.)

Even with this robust macroeconomic backdrop, investors turned pessimistic toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Market volatility

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard.

spiked, stocks dropped sharply from record highs, and bond yields rose. In the period’s final month, however, the financial markets recovered somewhat.

The muni market also had to contend with the federal tax law enacted in late December. One significant change under the law is that municipalities can no longer issue tax-exempt bonds to advance-refund outstanding debt. With municipalities rushing to issue both advance refunding and private activity bonds ahead of the law’s passage, supply became more uneven than usual. Supply was more than three times greater in December than it was a year earlier, and it’s been smaller than usual since then.

The reduction of the statutory federal corporate tax rate to 21% also affected demand for munis, making their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies. On the other hand, a new cap on deductions for state and local taxes and mortgage interest payments may make munis a little more attractive for investors residing in states with high taxes and expensive real estate markets. So far in 2018, supply and demand have been fairly well matched.

The Massachusetts unemployment rate remained at 3.5% during the six-month period and declined from 3.8% a year earlier. The commonwealth’s economy grew about 1% between November 2017 and April 2018, the same as the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Massachusetts’ economy––bolstered by its large education, health care, finance, and technology sectors––is fundamentally strong. However, the commonwealth remains highly leveraged, the result of issuing debt at the state level for many local needs and high pension/ OPEB (other postemployment benefits) costs. Debt, pension, and OPEB costs total approximately 12% of fiscal 2018 operations, an elevated but manageable amount given the strength of the Massachusetts economy.

Ratings and outlooks for Massachusetts issued by rating agencies didn’t change over the period. Massachusetts’ credit was rated Aa1 with a stable outlook by Moody’s, AA+ with a stable outlook by Fitch, and AA+ with a negative outlook by Standard & Poor’s.

Management of the fund

A modest overweighting of credit primarily drove the funds’ relative performance. Our tilt toward bonds rated A and BBB, which are on the lower rungs of the investment-grade credit ladder, was made principally to capture their additional yield, especially as credit spreads versus Treasuries were fairly tight. Over the six months under review, however, they performed better than their higher-quality counterparts.

Our experienced bench of portfolio managers, credit analysts, and traders helped us navigate the municipal market. For the six months, for example, the fund’s security selection was particularly strong in the state general obligation sector.

Our defensive posture in anticipation of higher rates worked in our favor, especially toward the end of 2017. Tactical yield curve positioning and duration calls modestly added to performance as well.

A look ahead

The U.S. economy is on pace to break above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, we could see a cyclical upswing given the recent tax cuts and increased government spending, on top of solid synchronized global growth.

The U.S. unemployment rate is at its lowest level since 2000 and is likely to edge even lower. Tightness in the labor market may finally be translating into upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, remains unchanged.

That backdrop should justify the Fed’s raising the federal funds rate again in 2018 and three times in 2019, although a marked acceleration in inflation might persuade the Fed to pull one of next year’s rate hikes into this year. The unwinding of the Fed’s balance sheet is likely to continue according to the framework and timetable laid out by policymakers last September given the limited reaction so far from the bond market.

We may continue to see bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may continue to fluctuate as a result of the tax law. Other potential volatility triggers we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances—with some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the markets may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the fund’s performance.

Christopher W. Alwine, CFA,Principal, Head of Municipal Group

Mathew M. Kiselak, Principal, Portfolio Manager, Head of Municipal Bond Desk

Vanguard Fixed Income Group

June 18, 2018

Massachusetts Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	MA Barclays
		Municipal	Municipal
	Fund	Bond Index	Bond Index
Number of
Bonds	528	1,921	53,136
Yield to Maturity
(before
expenses)	2.8%	2.6%	2.7%
Average Coupon	4.8%	4.8%	4.7%
Average Duration	6.8 years	6.0 years	5.8 years
Average Stated
Maturity	17.0 years	12.8 years	12.9 years
Ticker Symbol	VMATX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC
Yield	2.77%	—	—
Short-Term
Reserves	1.6%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays MA	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.98
Beta	1.08	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	2.4%
1 - 3 Years	3.7
3 - 5 Years	3.2
5 - 10 Years	9.8
10 - 20 Years	41.0
20 - 30 Years	37.8
Over 30 Years	2.1

Distribution by Credit Quality (% of portfolio)
AAA	12.3%
AA	59.9
A	12.9
BBB	13.0
BB	0.4
Not Rated	1.5

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.14%.

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays MA
				Municipal
				Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.00%	-6.72%	-2.72%	-1.30%
2009	4.42	7.94	12.36	13.60
2010	3.80	-0.39	3.41	3.96
2011	3.76	2.56	6.32	6.41
2012	3.49	6.92	10.41	9.57
2013	3.02	-7.73	-4.71	-3.52
2014	3.48	5.84	9.32	7.72
2015	3.15	0.62	3.77	3.14
2016	2.85	-3.53	-0.68	-0.82
2017	3.10	3.09	6.19	5.41
2018	1.49	-1.02	0.47	0.48
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Massachusetts
Tax-Exempt Fund	12/9/1998	3.18%	2.96%	3.46%	0.80%	4.26%

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Massachusetts (98.5%)
Arlington MA GO	5.000%	12/1/28	1,535	1,862
Arlington MA GO	5.000%	12/1/29	1,535	1,857
Arlington MA GO	4.000%	12/1/30	1,535	1,681
Berkshire MA Wind Power Cooperative
Corp. Revenue	5.000%	7/1/26	475	556
Berkshire MA Wind Power Cooperative
Corp. Revenue	5.000%	7/1/27	350	413
Berkshire MA Wind Power Cooperative
Corp. Revenue	5.000%	7/1/28	400	469
Berkshire MA Wind Power Cooperative
Corp. Revenue	5.000%	7/1/29	420	490
Berkshire MA Wind Power Cooperative
Corp. Revenue	5.000%	7/1/30	450	523
Boston MA GO	5.000%	4/1/28	2,140	2,503
Boston MA GO	5.000%	5/1/37	6,495	7,755
Boston MA GO	5.000%	5/1/38	1,780	2,124
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	1,995	2,000
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,415	5,429
1 Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	3,835
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	841
Essex MA North Shore Agricultural &
Technical School District GO	4.000%	6/1/39	2,810	2,921
Holyoke MA GO	5.000%	9/1/30	1,690	1,869
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,894
Massachusetts Bay Transportation Authority
Assessment Revenue	4.000%	7/1/37	5,000	5,155
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,705	8,453
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	6,035	7,280
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,044

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,695
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/33	3,360	3,946
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	12,754
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,494
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,149
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,078
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,090	1,271
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,276
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/36	4,695	5,460
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	280	325
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	1,045	1,211
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	3,500	4,046
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/44	7,470	8,604
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,234
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,245
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,804
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,438
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,500	5,526
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,380
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,378
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,330
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,610	1,706
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,500	1,589
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,223
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,480	1,678
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,358
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,174
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,090	1,201
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	910	1,047

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,273
Massachusetts College Building Authority
Revenue	4.000%	5/1/32	3,435	3,682
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	675	718
Massachusetts College Building Authority
Revenue	4.000%	5/1/36	740	782
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,025	4,388
Massachusetts College Building Authority
Revenue	4.000%	5/1/37	775	818
Massachusetts College Building Authority
Revenue	4.000%	5/1/38	785	827
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,367
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,439
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,571
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	10,000	10,456
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	4,000	4,784
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/28	1,000	1,211
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	6,620	6,906
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,451
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,015	3,139
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,698
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/41	10	11
Massachusetts Development Finance Agency
Revenue (Babson College)	5.000%	10/1/42	2,000	2,278
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,661
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	16
Massachusetts Development Finance Agency
Revenue (Bentley University)	4.000%	7/1/35	25	26
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,521
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/28	70	82
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	10	12
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,770	2,059

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	8,120	8,801
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,188
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,362
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,634
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,557
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,360
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/38	2,950	3,431
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,113
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	3,000	3,476
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/19	395	403
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/20	500	527
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	350	377
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,329
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	523
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	933
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,781
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	500	571
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,289
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/27	3,960	4,506
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/28	535	609
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	600	680
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,501
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,753
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	1,755	1,981
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,762
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,775
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,366

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	2,000	2,229
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	1,050	1,167
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,108
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,593
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,715
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,950
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,105
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,015	3,442
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,546
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	6,075	7,628
2 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.120%	6/7/18 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.860%	6/1/18 LOC	7,760	7,760
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/21 (Prere.)	4,095	4,463
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/41	4,500	4,667
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,180	3,653
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,120
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,110
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,114
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,112
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	626
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	576
Massachusetts Development Finance Agency
Revenue (Children’s Hospital)	5.000%	10/1/34	2,440	2,761
Massachusetts Development Finance Agency
Revenue (Children’s Hospital)	5.000%	10/1/46	4,000	4,465
3 Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/22	330	370
3 Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/23	400	458
3 Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/24	500	582
3 Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/25	415	489

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/26	380	452
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	5,936
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/30	2,115	2,456
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/31	750	868
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,125	12,604
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,516
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	4,969
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	5,460	5,731
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	540	567
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	725	767
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	990	1,110
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,905	2,157
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,039
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/32	1,500	1,691
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/33	2,765	3,107
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	1,000	1,118
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,251
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/36	3,670	4,089
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	3,125	3,458
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,416
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,895
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,730
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	832
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/36	2,420	2,642
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	8,560	9,300
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	4,035	3,981

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	740	793
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	260	279
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	10,498
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	11,948
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/27	1,770	2,119
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	700	779
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,758
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	4,460	5,678
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	800	850
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	180	204
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	57
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	1,950
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,960	13,196
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/32	605	659
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/47	2,500	2,667
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,405	4,986
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,125
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	6,030	6,407
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	327
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	283
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,534
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	458
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	342
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	509

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,248
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	300	327
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	543
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	2,145	2,285
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,626
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	8,700	9,420
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,086
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,255
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/32	1,900	1,886
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.125%	10/1/42	1,825	1,801
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	1,000	1,056
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,599
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,934
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,060
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,600	3,981
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,649
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/20 (Prere.)	4,000	4,288
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	3,980	4,332
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	2,935	3,194
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,245
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,019
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	3,500	4,149
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,675
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	3,295	3,900
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	2,785	3,008
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,446

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/32	2,670	3,146
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/33	1,860	2,183
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/34	3,000	3,499
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/35	3,500	3,638
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,181
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	20	22
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,372
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	8,000	8,237
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,227
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	4,530	5,170
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,628
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,557
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,738
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,290
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	500	536
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,550	1,646
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/27	1,000	1,124
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,128
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/29	1,820	2,030
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,195
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,466
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,283
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	967
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,565
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,301

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,712
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,030	1,183
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,292
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	6,130	6,369
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	500	530
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	725	785
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	750	827
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	150	173
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,136
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	1,500	1,686
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,241
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,160	1,295
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,112
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	6,975	7,076
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.750%	7/1/39	710	733
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,265	3,406
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	568
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,335
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	3,042
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	1,420	1,561
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	1,800	2,031
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	350	391
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	805	901
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,045	1,196

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/48	3,605	3,906
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/21 (Prere.)	5,220	5,759
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/27	1,630	1,891
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/28	3,000	3,412
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	45	51
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	1,000	1,135
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/30	2,470	2,793
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,121
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/31	280	303
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,200	1,341
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,305
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	4.000%	7/1/44	4,000	4,018
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/44	1,965	2,173
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	264
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,944
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,126
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	768
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	2,355	2,576
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/24	400	466
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/25	535	633

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/26	570	682
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/27	845	1,026
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/28	725	891
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/29	500	611
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/30	665	810
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/31	650	790
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/32	1,250	1,514
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/33	500	603
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,215
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,639
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/24	185	210
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,066
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	595
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,620	984
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,615
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	1,909
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,500	1,609
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,066
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,591
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,961
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,137
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/42	2,000	2,295
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/47	1,000	1,143
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/53	1,150	1,300
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,065	1,279
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,198

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	6,542
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,783
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,478
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/46	3,000	3,437
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	3.000%	9/1/18	150	150
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	4.000%	9/1/20	145	152
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/21	160	175
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/22	160	179
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/23	130	148
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/28	365	431
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/29	100	117
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/30	120	140
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/31	130	152
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/32	100	116
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/35	100	116
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/36	295	339
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/37	145	166
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/42	550	629
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/47	700	798
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/50	2,650	2,868
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/52	10,095	11,340
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,421
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,084
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,095
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/22 (Prere.)	3,025	3,378
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,135	7,055
Massachusetts GO	5.000%	8/1/21 (Prere.)	6,500	7,098
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	10,051
Massachusetts GO	5.000%	1/1/26	2,510	2,963

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	7/1/28	4,000	4,874
Massachusetts GO	5.000%	7/1/28	10,740	12,684
Massachusetts GO	5.000%	7/1/28	3,745	4,556
Massachusetts GO	5.000%	7/1/30	560	656
Massachusetts GO	5.500%	8/1/30 (2)	7,000	8,935
Massachusetts GO	5.000%	1/1/32	7,000	8,318
Massachusetts GO	5.000%	7/1/32	3,460	4,031
Massachusetts GO	4.000%	8/1/32	5,000	5,206
Massachusetts GO	4.000%	12/1/32	3,400	3,554
Massachusetts GO	5.000%	7/1/33	5,235	6,079
Massachusetts GO	4.500%	7/1/34	11,170	12,231
Massachusetts GO	5.000%	7/1/34	5,000	5,786
Massachusetts GO	5.000%	12/1/34	13,015	15,155
Massachusetts GO	4.000%	4/1/35	5,010	5,244
Massachusetts GO	4.000%	5/1/35	5,000	5,189
Massachusetts GO	5.000%	7/1/35	4,095	4,706
Massachusetts GO	5.000%	7/1/35	5,000	5,770
Massachusetts GO	5.000%	8/1/36	9,100	9,859
Massachusetts GO	5.000%	12/1/36	3,000	3,474
Massachusetts GO	5.000%	4/1/37	6,430	7,453
Massachusetts GO	5.000%	7/1/37	500	573
Massachusetts GO	5.000%	8/1/37	5,015	5,430
Massachusetts GO	5.000%	11/1/37	8,050	9,404
Massachusetts GO	4.000%	4/1/38	4,000	4,152
Massachusetts GO	5.000%	7/1/38	5,015	5,764
Massachusetts GO	5.000%	12/1/38	2,510	2,902
Massachusetts GO	4.000%	12/1/39	500	522
Massachusetts GO	5.000%	1/1/40	10,000	11,645
Massachusetts GO	5.000%	7/1/40	8,000	9,122
Massachusetts GO	5.000%	3/1/41	8,000	8,900
Massachusetts GO	5.000%	4/1/42	8,650	9,975
Massachusetts GO	5.250%	4/1/42	3,000	3,540
Massachusetts GO	4.000%	9/1/42	2,800	2,903
Massachusetts GO	4.000%	2/1/43	6,250	6,486
Massachusetts GO	4.000%	6/1/43	7,820	7,952
Massachusetts GO	4.500%	8/1/43	3,705	3,910
Massachusetts GO	4.500%	12/1/43	3,745	3,973
Massachusetts GO	4.000%	2/1/44	6,140	6,367
Massachusetts GO	4.000%	12/1/44	8,350	8,654
Massachusetts GO	4.000%	5/1/45	5,000	5,123
Massachusetts GO	5.000%	7/1/45	2,000	2,274
Massachusetts GO	5.000%	11/1/45	5,825	6,753
Massachusetts GO	4.000%	12/1/45	8,505	8,809
Massachusetts GO	4.000%	2/1/46	5,000	5,178
Massachusetts GO	5.000%	3/1/46	1,905	2,114
Massachusetts GO	3.000%	9/1/46	13,290	11,843
Massachusetts GO	5.000%	4/1/47	14,950	17,178
Massachusetts GO	5.250%	4/1/47	7,000	8,231
Massachusetts GO VRDO	1.010%	6/7/18	1,455	1,455
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.500%	7/1/19 (Prere.)	75	78
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/19 (Prere.)	280	292

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of
Music, Inc.)	5.000%	10/1/26	120	120
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	2,575	2,582
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	316
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,005
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,510
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,023
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital)	5.500%	12/1/39	4,000	4,213
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,089
Massachusetts Health & Educational Facilities
Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	175	184
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,010	3,846
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.860%	6/1/18	7,000	7,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,472
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,102
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	4,000	4,040
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/19 (Prere.)	1,680	1,739
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/19 (Prere.)	10,000	10,376
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.010%	6/7/18 LOC	400	400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.030%	6/7/18	300	300
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,160	6,340
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.860%	6/1/18	2,630	2,630
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial
Medical Center)	5.000%	7/1/21	125	132
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,008

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Housing Finance Agency
Revenue	5.000%	12/1/43	750	798
Massachusetts Housing Finance Agency
Single Family Housing Revenue	2.650%	12/1/41	2,385	2,397
Massachusetts Housing Finance Agency
Single Family Housing Revenue	2.750%	12/1/41	695	700
Massachusetts Housing Finance Agency
Single Family Housing Revenue	3.500%	6/1/42	900	928
Massachusetts Housing Finance Agency
Single Family Housing Revenue	4.000%	12/1/43	2,195	2,276
Massachusetts Housing Finance Agency
Single Family Housing Revenue	4.000%	12/1/44	2,165	2,243
Massachusetts Housing Finance Agency
Single Family Housing Revenue	4.000%	6/1/45	1,190	1,240
Massachusetts Housing Finance Agency
Single Family Housing Revenue	4.050%	12/1/52	4,490	4,548
Massachusetts Housing Finance Agency
Single Family Housing Revenue PUT	1.500%	7/1/20	1,000	992
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,372
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,209
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,986
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,117
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,367
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,714
Massachusetts Port Authority Revenue	5.000%	7/1/37	980	1,131
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,788
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,116
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,511
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,200	3,571
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,025	5,595
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,121
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,064
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,520	12,762
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,834
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,912
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,543
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,244
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,246
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,734
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,030	8,203
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,304

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,800
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	1,615	1,848
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,090	11,031
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,796
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,235
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,129
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,571
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,728
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/38	750	837
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,949
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/42	70	80
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	2,500	2,619
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/45	5,000	5,695
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,656
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,200	8,581
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	10,000	12,165
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,606
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	4,415	4,658
2 Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program) TOB VRDO	1.090%	6/7/18	4,495	4,495
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	22
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,750	2,996
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	5,000	5,447
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,065	2,250
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,009
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,060	5,646
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,267
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	10,374

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/30	1,700	1,942
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/31	1,500	1,711
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/32	2,000	2,277
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/34	3,325	3,769
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	9,270	10,538
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,805	8,973
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,552
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,392
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,905
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,216
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	5,011
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/22	35	39
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/27	8,020	9,286
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/28	975	1,126
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/29	1,520	1,915
Massachusetts Water Pollution Abatement
Trust Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/32	2,415	2,572
Massachusetts Water Resources Authority
Revenue	5.000%	12/1/18	325	330
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	533
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	196
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	894
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,010	5,974
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/27 (4)	9,335	11,484
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	947
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,280
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	1,000	1,191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,280	2,673

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,175	1,497
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,155	6,026
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	3,300	3,903
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	3,465	4,083
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	8,000	10,400
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,600
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,033
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,715	3,129
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,870	5,612
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,096
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	10,919
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/43	7,500	8,834
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,042
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.000%	7/1/31	1,000	1,079
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/33	2,715	2,954
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/36	7,000	7,594
Stoughton MA GO	4.000%	10/15/31	3,865	4,188
University of Massachusetts Building
Authority Revenue	5.000%	11/1/31	2,500	2,898
University of Massachusetts Building
Authority Revenue	5.000%	11/1/32	4,060	4,704
University of Massachusetts Building
Authority Revenue	5.000%	11/1/35	5,460	6,418
University of Massachusetts Building
Authority Revenue	5.000%	5/1/38	2,000	2,223
University of Massachusetts Building
Authority Revenue	5.000%	11/1/38	4,615	5,400
University of Massachusetts Building
Authority Revenue	5.000%	11/1/39	6,695	7,392
University of Massachusetts Building
Authority Revenue	5.000%	11/1/39	14,020	15,897
University of Massachusetts Building
Authority Revenue	5.000%	11/1/40	9,230	10,553
University of Massachusetts Building
Authority Revenue	5.000%	11/1/44	3,365	3,805
University of Massachusetts Building
Authority Revenue	4.000%	11/1/45	6,020	6,227

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of Massachusetts Building
Authority Revenue	5.250%	11/1/47	5,000	5,952
Worcester MA GO	5.250%	8/15/21 (14)	315	316
Worcester MA GO	4.000%	1/15/32	2,365	2,505
Worcester MA GO	4.000%	1/15/33	2,190	2,312
				1,803,557
Guam (0.5%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/33	3,000	3,192
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	2,285	2,481
Guam Power Authority Revenue	5.000%	10/1/20	500	525
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,094
Guam Power Authority Revenue	5.000%	10/1/25	720	787
Guam Power Authority Revenue	5.000%	10/1/31	300	323
				8,402
Total Tax-Exempt Municipal Bonds (Cost $1,784,218)				1,811,959

				Amount
				($000)
Other Assets and Liabilities (1.0%)
Other Assets
Investment in Vanguard				98
Receivables for Investment Securities Sold				2,540
Receivables for Accrued Income				24,899
Receivables for Capital Shares Issued				869
Variation Margin Receivable—Futures Contracts				34
Other Assets				182
Total Other Assets				28,622
Liabilities
Payables for Investment Securities Purchased				(4,867)
Payables for Capital Shares Redeemed				(2,304)
Payables for Distributions				(1,210)
Payables to Vanguard				(1,049)
Variation Margin Payable—Futures Contracts				(62)
Total Liabilities				(9,492)
Net Assets (100%)
Applicable to 172,240,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,831,089
Net Asset Value Per Share				$10.63

Massachusetts Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,803,877
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(626)
Unrealized Appreciation (Depreciation)
Investment Securities	27,741
Futures Contracts	96
Net Assets	1,831,089

• See Note A in Notes to Financial Statements.
1 Securities with a value of $474,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $9,695,000, representing 0.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	319	67,703	94
Ultra 10-Year U.S. Treasury Note	September 2018	38	4,877	44
				138

Short Futures Contracts
30-Year U.S. Treasury Bond	September 2018	(43)	(6,240)	(14)
10-Year U.S. Treasury Note	September 2018	(100)	(12,044)	(23)
5-Year U.S. Treasury Note	September 2018	(189)	(21,525)	(5)
				(42)
				96

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	28,107
Total Income	28,107
Expenses
The Vanguard Group—Note B
Investment Advisory Services	117
Management and Administrative	990
Marketing and Distribution	168
Custodian Fees	11
Shareholders’ Reports and Proxy	9
Trustees’ Fees and Expenses	1
Total Expenses	1,296
Net Investment Income	26,811
Realized Net Gain (Loss)
Investment Securities Sold	618
Futures Contracts	(678)
Realized Net Gain (Loss)	(60)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(19,741)
Futures Contracts	219
Change in Unrealized Appreciation (Depreciation)	(19,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,229

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,811	46,931
Realized Net Gain (Loss)	(60)	195
Change in Unrealized Appreciation (Depreciation)	(19,522)	45,606
Net Increase (Decrease) in Net Assets Resulting from Operations	7,229	92,732
Distributions
Net Investment Income	(26,810)	(46,926)
Realized Capital Gain[1]	(42)	(7,445)
Total Distributions	(26,852)	(54,371)
Capital Share Transactions
Issued	318,445	446,016
Issued in Lieu of Cash Distributions	20,060	41,529
Redeemed	(197,555)	(274,885)
Net Increase (Decrease) from Capital Share Transactions	140,950	212,660
Total Increase (Decrease)	121,327	251,021
Net Assets
Beginning of Period	1,709,762	1,458,741
End of Period[2]	1,831,089	1,709,762

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $6,000 and $578,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.74	$10.47	$10.87	$10.87	$10.27	$11.13
Investment Operations
Net Investment Income	.159[1]	.316[1]	.323	.334	.345	.340
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	. 324	(. 383)	. 067	. 600	(. 860)
Total from Investment Operations	. 049	. 640	(. 060)	. 401	. 945	(. 520)
Distributions
Dividends from Net Investment Income	(.159)	(. 317)	(. 323)	(. 334)	(. 345)	(. 340)
Distributions from Realized Capital Gains	(.000)[2]	(. 053)	(. 017)	(. 067)	—	—
Total Distributions	(.159)	(. 370)	(. 340)	(. 401)	(. 345)	(. 340)
Net Asset Value, End of Period	$10.63	$10.74	$10.47	$10.87	$10.87	$10.27

Total Return[3]	0.47%	6.19%	-0.68%	3.77%	9.32%	-4.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,831	$1,710	$1,459	$1,286	$1,148	$1,001
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.00%	2.96%	2.91%	3.09%	3.24%	3.21%
Portfolio Turnover Rate	27%	18%	25%	15%	27%	36%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Massachusetts Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $98,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Massachusetts Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,811,959	—
Futures Contracts—Assets[1]	34	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Total	(28)	1,811,959	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $1,784,908,000. Net unrealized appreciation of investment securities for tax purposes was $27,051,000, consisting of unrealized gains of $38,029,000 on securities that had risen in value since their purchase and $10,978,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $407,126,000 of investment securities and sold $234,406,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
	Shares	Shares
	(000)	(000)
Issued	29,802	41,820
Issued in Lieu of Cash Distributions	1,885	3,890
Redeemed	(18,585)	(25,850)
Net Increase (Decrease) in Shares Outstanding	13,102	19,860

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2017	5/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,004.68	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.23	0.71

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays MA Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Massachusetts Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Massachusetts Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Massachusetts Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Massachusetts Tax-Exempt Fund or the owners of the Massachusetts Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Massachusetts Tax-Exempt Fund. Investors acquire the Massachusetts Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Massachusetts Tax-Exempt Fund. The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Massachusetts Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Massachusetts Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Massachusetts Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Massachusetts Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MASSACHUSETTS TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:	July 20, 2018

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.